Compensation Plans and Post-Employment Benefits - AOCI (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses (gains) recognized in the current year	$ (7)	$ 13
Amortization and settlements included in net periodic benefit cost	(12)	(8)
UK Plan
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses (gains) recognized in the current year	0	1
Amortization and settlements included in net periodic benefit cost	$ 0	$ 0